TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 15	$ 300
Other receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 800	$ 900